SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Anti-dilutive securities	2,350,667	2,290,667	2,290,667
Percentage of uncertain tax to measure income tax benefit	More than 50%
Weighted average estimated fair value of employee stock options granted	$ 0.081
Minimum [Member]
ROU assets and lease liabilities	$ 250
Maximum [Member]
ROU assets and lease liabilities	$ 300
Equipment [Member] | Minimum [Member]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Estimated useful life	5 years